Financial instruments - Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Gain on derivative instruments (ineffective portion)	1,304	105
Effective portion of cash flow hedge, gain	17,338	5,217
Gain (loss) realized on cash flow hedge	(30)	(49)
Other Comprehensive Income (Loss), before Tax, Total	17,308	5,168
Less noncontrolling interest	(9,064)	(1,572)
Change in fair value of cash flow hedge in other comprehensive income	8,244	3,596